Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Fixed Assets, Net
Schedule of fixed assets, net

Fixed assets, net consisted of the following (in thousands):

	Vessel		Net Book
	Costs	Accumulated Depreciation	Value
As of January 1, 2017	$3,554,683	$(647,962)	$2,906,721
Additions	4,478	—	4,478
Depreciation	—	(115,228)	(115,228)
As of December 31, 2017	$3,559,161	$(763,190)	$2,795,971
Additions	2,830	—	2,830
Impairment Loss	(337,738)	127,023	(210,715)
Depreciation	—	(107,757)	(107,757)
As of December 31, 2018	$3,224,253	$(743,924)	$2,480,329
Additions	6,050	—	6,050
Depreciation	—	(96,505)	(96,505)
As of December 31, 2019	$3,230,303	$(840,429)	$2,389,874

Schedule of leaseback instalments

The scheduled leaseback instalments subsequent to December 31, 2019 are as follows (in thousands):

Instalments due by period ended:
December 31, 2020	$32,611
December 31, 2021	32,522
December 31, 2022	32,521
December 31, 2023	32,521
December 31, 2024	60,733
Total leaseback instalments	190,908
Less: Imputed interest	(52,694)
Total leaseback obligation	138,214
Less: Current leaseback obligation	(16,342)
Leaseback obligation, net of current portion	$121,872